STOCKHOLDER RIGHTS PLAN	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Stockholder Rights Plan [Abstract]
Stockholders' Rights Plan
NOTE 15 - STOCKHOLDER RIGHTS PLAN
On October 15, 2018, the Company’s Board of Directors declared a dividend to the Company’s stockholders of record as of the close of business on October 25, 2018 (the “Record Date”), for each outstanding share of the Company’s common stock, of one right (a “Right”) to purchase one one-hundredth
of a share of a new series of participating preferred stock of the Company. The terms of the Rights are set forth in the Rights Agreement, dated as of October 15, 2018 (as amended, the “Rights Agreement”), by and between the Company and Computershare Trust Company, N.A., as rights agent (the “Rights Agent”). The Company’s stockholders approved the Rights Agreement at the Company’s 2019 Annual Meeting of Stockholders held on May 6, 2019. On September 28, 2021, the Company and the Rights Agent entered into a First Amendment to Rights Agreement (the “Amendment”) that amended the Rights Agreement to extend its term through October 15, 2024. The amendment was approved by the Board on September 28, 2021, subject to stockholder approval, and the Company’s stockholders approved the Amendment at the Company’s 2022 Annual Meeting of Stockholders held on May 17, 2022. The Board of Directors has taken further action to amend the Original Rights Agreement, as amended by the First Amendment, to extend the expiration of the Rights Agreement to October 15, 2027, as contemplated in the Second Amendment to Rights Agreement (the “Second Amendment”). The Second Amendment was approved by the Board on June 13, 2024, subject to stockholder approval, and the Company’s stockholders approved the Amendment at the Company’s 2024 Annual Meeting of Stockholders held on July 31, 2024.
Each Right allows its holder to purchase from the Company one one-hundredth
of a share of the Company’s Series B Junior Participating Preferred Stock (“Series B Preferred Stock”) for a purchase price of $3.50. Each fractional share of Series B Preferred Stock would give the stockholder approximately the same dividend, voting and liquidation rights as does one share of common stock. Prior to exercise, however, a Right does not give its holder any dividend, voting or liquidation rights.

The Board entered into the Rights Agreement in an effort to preserve the value of the Company’s significant U.S. NOLs and other tax benefits. The Company’s ability to utilize its NOLs may be substantially limited if the Company experiences an “ownership change” within the meaning of Section 382 of the Internal Revenue Code of 1986, as amended (the “Code”). In general, an “ownership change” would occur if the percentage of the Company’s ownership by one or more “5-percent shareholders” (as defined in the Code) increases by more than 50 percent over the lowest percentage owned by such stockholders at any time during the prior three years. The Rights Agreement is designed to preserve the Company’s tax benefits by deterring transfers of common stock that could result in an “ownership change” under Section 382 of the Code. In general terms, the Rights Agreement imposes a significant penalty upon any person or group that acquires beneficial ownership (as defined under the Rights Agreement) of 4.99% or more of the outstanding common stock without the prior approval of the Board (an “Acquiring Person”). Any Rights held by an Acquiring Person are void and may not be exercised.
The Company also has a provision in its Amended and Restated Certificate of Incorporation (the “Charter Provision”) which generally prohibits transfers of its common stock that could result in an ownership change.
The Rights will not be exercisable until the earlier of (i) 10 days after a public announcement by the Company that a person or group has become an Acquiring Person; and (ii) 10 business days (or a later date determined by the Board) after a person or group begins a tender or an exchange offer that, if completed, would result in that person or group becoming an Acquiring Person.
Until the date that the Rights become exercisable (the “Distribution Date”), common stock certificates will also evidence the Rights and will contain a notation to that effect. Any transfer of shares of common stock prior to the Distribution Date will constitute a transfer of the associated Rights. After the Distribution Date, the Rights will separate from the common stock and be evidenced by Right certificates, which the Company will mail to all holders of Rights that have not become void. After the Distribution Date, if a person or group already is or becomes an Acquiring Person, all holders of Rights, except the Acquiring Person, may exercise their Rights upon payment of the purchase price to purchase shares of common stock (or other securities or assets as determined by the Board) with a market value of two times the purchase price (a
“Flip-in
Event”). After the Distribution Date, if a
Flip-in
Event has already occurred and the Company is acquired in a merger or similar transaction, all holders of Rights, except the Acquiring Person, may exercise their Rights upon payment of the purchase price, to purchase shares of the acquiring or other appropriate entity with a market value of two times the purchase price of the Rights. Rights may be exercised to purchase Series B Preferred Stock only after the Distribution Date occurs and prior to the occurrence of a
Flip-in
Event as described above. A Distribution Date resulting from the commencement of a tender offer or an exchange offer as described in the second bullet point above could precede the occurrence of a
Flip-in
Event, in which case the Rights could be exercised to purchase Series B Preferred Stock. A Distribution Date resulting from any occurrence described in the first bullet point above would necessarily follow the occurrence of a
Flip-in
Event, in which case the Rights could be exercised to purchase shares of common stock (or other securities or assets) as described above.
The Rights will expire on the earliest of (i) the close of business on October 15, 2027, or such earlier date as of which the Board determines that this Agreement is no longer necessary for the preservation of Tax Benefits, (ii) the time at which the Rights are redeemed as provided in Section 23, (iii) the time at which all exercisable Rights are exchanged as provided in Section 24, (iv) the close of business on the effective date of the repeal of Section 382 of the Code or any successor or replacement provision if the Board determines that this Agreement is no longer necessary for the preservation of Tax Benefits, and (v) the Close of Business on the first day of a taxable year of the Company to which the Board determines that no Tax Benefits may be carried forward.

The Board may redeem all (but not less than all) of the Rights for a redemption price of $0.001 per Right at any time before the later of the Distribution Date and the date of the first public announcement or disclosure by the Company that a person or group has become an Acquiring Person. Once the Rights are redeemed, the right to exercise the Rights will terminate, and the only right of the holders of such Rights will be to receive the redemption price.
The Board may adjust the purchase price of the Series B Preferred Stock, the number of shares of Series B Preferred Stock issuable and the number of outstanding Rights to prevent dilution that may occur as a result of certain events, including, among others, a stock dividend, a stock split or a reclassification of the Series B Preferred Stock or common stock.
Before the time the Rights cease to be redeemable, the Board may amend or supplement the Rights Agreement without the consent of the holders
of the Rights, except that no amendment may decrease the redemption price below $0.001 per Right.

NOTE 16 - STOCKHOLDER RIGHTS PLAN
On October 15, 2018, the Company’s Board of Directors declared a dividend to the Company’s stockholders of record as of the close of business on October 25, 2018 (the “Record Date”), for each outstanding share of the Company’s common stock, of one right (a “Right”) to purchase one one-hundredth
of a share of a new series of participating preferred stock of the Company. The terms of the Rights are set forth in the Rights Agreement, dated as of October 15, 2018 (as amended, the “Rights Agreement”), by and between the Company and Computershare Trust Company, N.A., as rights agent (the “Rights Agent”). The Company’s stockholders approved the Rights Agreement at the Company’s 2019 Annual Meeting of Stockholders held on May 6, 2019. On September 28, 2021, the Company and the Rights Agent entered into a First Amendment to Rights Agreement (the “Amendment”) that amended the Rights Agreement to extend its term through October 15, 2024. The amendment was approved by the Board on September 28, 2021, subject to stockholder approval, and the Company’s stockholders approved the Amendment at the Company’s 2022 Annual Meeting of Stockholders held on May 17, 2022. The Board of Directors has taken further action to amend the Original Rights Agreement, as amended by the First Amendment, to extend the expiration of the Rights Agreement to October 15, 2027, as contemplated in the Second Amendment to Rights Agreement (the “Second Amendment”). The Second Amendment was approved by the Board on June 13, 2024, subject to stockholder approval, and the Company’s stockholders approved the Amendment at the Company’s 2024 Annual Meeting of Stockholders held on July 31, 2024.
Each Right allows its holder to purchase from the Company one one-hundredth
of a share of the Company’s Series B Junior Participating Preferred Stock (“Series B Preferred Stock”) for a purchase price of $3.50. Each fractional share of Series B Preferred Stock would give the stockholder approximately the same dividend, voting and liquidation rights as does one share of common stock. Prior to exercise, however, a Right does not give its holder any dividend, voting or liquidation rights.
The Board entered into the Rights Agreement in an effort to preserve the value of the Company’s significant U.S. NOLs and other tax benefits. The Company’s ability to utilize its NOLs may be substantially limited if the Company experiences an “ownership change” within the meaning of Section 382 of the Internal Revenue Code of 1986, as amended (the “Code”). In general, an “ownership change” would occur if the percentage of the Company’s ownership by one or more
“5-percent
shareholders” (as defined in the Code) increases by more than 50 percent over the lowest percentage owned by such stockholders at any time during the prior three years. The Rights Agreement is designed to preserve the Company’s tax benefits by deterring transfers of common stock that could result in an “ownership change” under Section 382 of the Code.
In general terms, the Rights Agreement imposes a significant penalty upon any person or group that acquires beneficial ownership (as defined under the Rights Agreement) of 4.99% or more of the outstanding common stock without the prior approval of the Board (an “Acquiring Person”). Any Rights held by an Acquiring Person are void and may not be exercised.
The Company also has a provision in its Amended and Restated Certificate of Incorporation (the “Charter Provision”) which generally prohibits transfers of its common stock that could result in an ownership change.
The Rights will not be exercisable until the earlier of (i) 10 days after a public announcement by the Company that a person or group has become an Acquiring Person; and (ii) 10 business days (or a later date determined by the Board) after a person or group begins a tender or an exchange offer that, if completed, would result in that person or group becoming an Acquiring Person.
Until the date that the Rights become exercisable (the “Distribution Date”), common stock certificates will also evidence the Rights and will contain a notation to that effect. Any transfer of shares of common stock prior to the Distribution Date will constitute a transfer of the associated Rights. After the Distribution Date, the Rights will separate from the common stock and be evidenced by Right certificates, which the Company will mail to all holders of Rights that have not become void. After the Distribution Date, if a person or group already is or becomes an Acquiring Person, all holders of Rights, except the Acquiring Person, may exercise their Rights upon payment of the purchase price to purchase shares of common stock (or other securities or assets as determined by the Board) with a market value of two times the purchase price (a
“Flip-in
Event”). After the Distribution Date, if a
Flip-in
Event has already occurred and the Company is acquired in a merger or similar transaction, all holders of Rights, except the Acquiring Person, may exercise their Rights upon payment of the purchase price, to purchase shares of the acquiring or other appropriate entity with a market value of two times the purchase price of the Rights. Rights may be exercised to purchase Series B Preferred Stock only after the Distribution Date occurs and prior to the occurrence of a
Flip-in
Event as described above. A Distribution Date resulting from the commencement of a tender offer or an exchange offer as described in the second bullet point above could precede the occurrence of a
Flip-in
Event, in which case the Rights could be exercised to purchase Series B Preferred Stock. A Distribution Date resulting from any occurrence described in the first bullet point above would necessarily follow the occurrence of a
Flip-in
Event, in which case the Rights could be exercised to purchase shares of common stock (or other securities or assets) as described above.
The Rights will expire on the earliest of (i) the close of business on October 15, 2027, or such earlier date as of which the Board determines that this Agreement is no longer necessary for the preservation of Tax Benefits, (ii) the time at which the Rights are redeemed as provided in Section 23, (iii) the time at which all exercisable Rights are exchanged as provided in Section 24, (iv) the close of business on the effective date of the repeal of Section 382 of the Code or any successor or replacement provision if the Board determines that this Agreement is no longer necessary for the preservation of Tax Benefits, and (v) the close of business on the first day of a taxable year of the Company to which the Board determines that no Tax Benefits may be carried forward.
The Board may redeem all (but not less than all) of the Rights for a redemption price of $0.001 per Right at any time before the later of the Distribution Date and the date of the first public announcement or disclosure by the Company that a person or group has become an Acquiring Person. Once the Rights are redeemed, the right to exercise the Rights will terminate, and the only right of the holders of such Rights will be to receive the redemption price.
The Board may adjust the purchase price of the Series B Preferred Stock, the number of shares of Series B Preferred Stock issuable and the number of outstanding Rights to prevent dilution that may occur as a result of certain events, including, among others, a stock dividend, a stock split or a reclassification of the Series B Preferred Stock or common stock.
Before the time the Rights cease to be redeemable, the Board may amend or supplement the Rights Agreement without the consent of the holders of the Rights, except that no amendment may decrease the redemption price below $0.001 per Right.